Significant Accounting Policies - Additional Information (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2023 CNY (¥)	May 31, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥) Agreement Segment	Dec. 31, 2024 USD ($) Agreement Segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Significant Accounting Policies [Line Items]
Noon buying rate			7.2993				7.2993
Expected credit loss			¥ 617,000	$ 85	¥ 19,887,000
Expected credit losses provision, current			20,504,000		19,887,000
Expected credit losses provision, non-current			0		0
Recognized mezzanine adjustment amount					2,975,000
Percentage of equity interest purchased by redeemable noncontrolling shareholders	9.99%	10.00%
Redeemable non-controlling shareholders value	¥ 134,664,000	¥ 22,197,000
Redeemable noncontrolling interests recognized		¥ 50,129,000
Restricted cash			0		21,248,000
Amounts charged to expenses included provided for accounts receivables			617,000		6,464,000
Amounts charged to expenses included provided for amount due from related party					13,423,000
Number of agreements | Agreement			2	2
Contract liability			¥ 3,905,000		24,815,000
Contract asset			0		0
Advances from customers			19,574,000		41,579,000		$ 2,682
Revenue recognized from performance obligations satisfied			0		0	0
Advertising and marketing promotion expenses			1,369,364,000		1,259,999,000	1,064,621,000
Employee social security and welfare benefits			65,286,000		66,743,000	73,672,000
Interest and penalties associated with uncertain tax positions			0		0	0
Unrecognized uncertain tax positions			¥ 0		0
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description			The CODM measures the performance of each segment based on metrics of net revenues and income (loss) from operations and uses these results to evaluate the performance of, and to allocate resources to, each of the segments.	The CODM measures the performance of each segment based on metrics of net revenues and income (loss) from operations and uses these results to evaluate the performance of, and to allocate resources to, each of the segments.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]			Chief Executive Officer [Member]	Chief Executive Officer [Member]
Number of major segments | Segment			3	3
Statutory Surplus Fund
Significant Accounting Policies [Line Items]
Profit appropriation to statutory surplus fund			¥ 3,970,000		0	2,825,000
Other Reserve Funds
Significant Accounting Policies [Line Items]
Profit appropriation to statutory surplus fund			¥ 0		¥ 0	¥ 0
ASU 2017-04
Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted			true				true
Subsidiary
Significant Accounting Policies [Line Items]
Ordinary shares, voting rights			more than one half	more than one half